Accounts Receivable - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounts Receivable
Balance at beginning of period	$ 3,717,708	$ 3,699,890
Change of allowance for doubtful accounts	(405,198)	(53,436)
Write off		(15,631)
Translation adjustments	(166,949)	86,885
Balance at end of period	$ 3,145,561	$ 3,717,708